Costs and expenses by nature: (Tables)	12 Months Ended
Dec. 31, 2017
Expenses by nature [abstract]
Disclosure of general and administrative expense [text block]
	January 1 to December 31,

	2015		2016		2017

Termination benefits (Note 18.17)	Ps	1,133	Ps	1,237	Ps	1,984
Short term benefits		499,035		531,246		772,129
Employees’ statutory profit sharing		5,085		6,126		6,359
Electric power		92,737		108,910		234,879
Maintenance and conservation		214,439		229,904		401,479
Professional fees		70,064		103,918		217,930
Insurance and bonds		31,919		30,157		86,838
Surveillance services		125,176		144,462		207,303
Cleaning services		77,274		90,285		142,531
Technical assistance (Note 15.4)		239,175		288,111		346,487
Right of use of assets under concession (DUAC) (1)		291,505		344,939		468,695
Amortization and depreciation of intangible assets,
furniture and equipment		468,996		529,660		1,166,114
Goodwill impairment (Note 8.1)						4,719,096
Consumption of commercial items		139,603		180,636		252,602
Construction services (Note 3.1.3)		2,580,707		2,116,954		1,898,550
Financial assets impairment						45,687
Other		84,852		114,347		144,322

Total aeronautical and non-aeronautical services costs,
costs of construction services and administrative expenses	Ps	4,921,700	Ps	4,820,892	Ps	11,112,985

(1)
As of December 31, 2017, DUAC by Ps.406,733 correspond to the consideration for the concessions in Mexico, which is equivalent to 5% of the gross revenues of each of the concessions, Ps.56,005 correspond to the consideration for the Airplan concession at 19% of gross revenues for the period from October 19 to December 31, 2017 and Ps.5,957 to the consideration for the Aerostar concession at 5% of the airport's gross receipts for the period from June 1, to December 31, 2017.